Net fee and commission income	6 Months Ended
Jun. 30, 2019
Net fee and commission income
Net fee and commission income

3.        Net fee and commission income

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2019	2018	2018
	£m	£m	£m
Fee and commission income:
Current accounts	325	315	335
Credit and debit card fees	469	487	506
Commercial banking and treasury fees	138	152	153
Unit trust and insurance broking	114	105	116
Private banking and asset management	46	49	48
Factoring	53	39	44
Other	283	225	274
Total fee and commission income	1,428	1,372	1,476
Fee and commission expense	(694)	(674)	(712)
Net fee and commission income	734	698	764

Current account and credit and debit card fees principally arise in Retail; commercial banking, treasury and factoring fees arise in Commercial Banking; and private banking, unit trust, insurance broking and asset management fees arise in Insurance and Wealth.